QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
 REGISTERED MANAGEMENT INVESTMENT COMPANIES

 811-22172
        Investment Company Act file number

     WORLD FUNDS TRUST
 (Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE  19801

(Name and address of agent for service)

With copy to:

PractusTMLLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

(804) 267-7400
 Registrant’s telephone number, including area code:

Date of fiscal year end: 10/31

Date of reporting period: 07/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

SIM U.S. CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 24.88%

LARGE CAP - 15.82%
iShares Edge MSCI Min Vol USA ETF	8,901	$558,627

SMALL CAP - 9.06%
SPDR SSGA US Small Cap Low Volatility Index ETF	3,357	320,048

TOTAL EXCHANGE TRADED FUNDS - 24.88%		878,675

MUTUAL FUNDS - 72.74%

BLEND BROAD MARKET - 31.87%
DFA U.S. Core Equity 2 Portfolio Institutional Class	50,080	1,125,307

BLEND LARGE CAP - 23.77%
DFA U.S. Large Company Portfolio Institutional Class	36,477	839,339

BLEND SMALL CAP - 17.10%
DFA U.S. Micro Cap Portfolio Institutional Class	10,214	213,262
DFA U.S. Small Cap Portfolio Institutional Class	11,448	390,722
		603,984

TOTAL MUTUAL FUNDS - 72.74%		2,568,630

MONEY MARKET FUNDS - 1.50%
Federated Institutional Prime Obligation Fund Institutional Class 2.39%*	52,807	52,828

TOTAL INVESTMENTS - 99.12%		3,500,133
Other assets, net of liabilities - 0.88%		30,949
NET ASSETS - 100.00%		$3,531,082

* Effective 7 day yield as of July 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Exchange Traded Funds	$878,675	$—	$—	$878,675
Mutual Funds	2,568,630	—	—	2,568,630
Money Market Funds	52,828	—	—	52,828
Total Investments	$3,500,133	$—	$—	$3,500,133

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,329,136 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$173,037
Gross unrealized depreciation	(2,040)
Net unrealized appreciation	$170,997

SIM GLOBAL CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 24.06%

EMERGING MARKET - 2.00%
iShares Edge MSCI Min Vol Emerging Markets ETF	1,785	$103,191

INTERNATIONAL - 7.42%
iShares Edge MSCI Min Vol EAFE ETF	5,367	384,062

LARGE CAP - 9.64%
iShares Edge MSCI Min Vol USA ETF	7,950	498,942

SMALL CAP - 5.00%
iShares Edge MSCI Min Vol USA Small-Cap ETF	7,573	258,921

TOTAL EXCHANGE TRADED FUNDS - 24.06%		1,245,116

MUTUAL FUNDS - 73.34%

BLEND BROAD MARKET - 35.72%
DFA U.S. Core Equity 1 Portfolio Institutional Class	30,502	745,763
U.S. Vector Equity Portfolio Institutional Class	58,962	1,102,585
		1,848,348

BLEND SMALL CAP - 6.03%
DFA U.S. Small Cap Portfolio Institutional Class	9,136	311,805

EMERGING MARKET STOCK - 8.19%
DFA Emerging Markets Portfolio Institutional Class	9,839	268,697
DFA Emerging Markets Small Cap Portfolio Institutional Class	7,735	154,777
		423,474

FOREIGN BLEND - 23.40%
DFA International Vector Equity Portfolio Institutional Class	57,099	637,230
DFA Large Cap International Portfolio Institutional Class	26,150	573,725
		1,210,955

TOTAL MUTUAL FUNDS - 73.34%		3,794,582

MONEY MARKET FUNDS - 4.35%
Federated Institutional Prime Obligation Fund Institutional Class 2.39%*	225,176	225,266

TOTAL INVESTMENTS - 101.75%		5,264,964
Liabilities in excess of other assets - (1.75)%		(90,556)
NET ASSETS - 100.00%		$5,174,408

* Effective 7 day yield as of July 31, 2019

SIM GLOBAL CORE MANAGED VOLATILITY FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Exchange Traded Funds	$1,245,116	$—	$—	$1,245,116
Mutual Funds	3,794,582	—	—	3,794,582
Money Market Funds	225,266	—	—	225,266
Total Investments	$5,264,964	$—	$—	$5,264,964

The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,120,548 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$159,794
Gross unrealized depreciation	(15,378)
Net unrealized appreciation	$144,416

SIM INCOME FUND
SCHEDULE OF INVESTMENTS
July 31, 2019 (unaudited)

Security Description	Number of Shares	Fair Value

EXCHANGE TRADED FUNDS - 24.63%

CORPORATE - 24.63%
iShares Floating Rate Bond ETF	9,812	$499,823
VanEck Vectors Investment Grade Floating Rate ETF	29,679	749,395
		1,249,218

TOTAL EXCHANGE TRADED FUNDS - 24.63%		1,249,218

MUTUAL FUNDS - 72.03%

AGGREGATE BOND - 36.52%
DFA Investment Grade Portfolio Institutional Class	165,554	1,852,549

FOREIGN AGGREGATE BOND - 35.51%
DFA Five-Year Global Fixed Income Portfolio Institutional Class	114,527	1,250,631
DFA Short-Duration Real Return Portfolio Institutional Class	54,923	550,324
		1,800,955

TOTAL MUTUAL FUNDS - 72.03%		3,653,504

MONEY MARKET FUNDS - 5.48%
Federated Institutional Prime Obligation Fund Institutional Class 2.39%*	277,768	277,879

TOTAL INVESTMENTS - 102.14%		5,180,601
Liabilities in excess of other assets - (2.14)%		(108,762)
NET ASSETS - 100.00%		$5,071,839

* Effective 7 day yield as of July 31, 2019

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2019:

	Level 1	Level 2	Level 3

		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Exchange Traded Funds	$1,249,218	$—	$—	$1,249,218
Mutual Funds	3,653,504	—	—	3,653,504
Money Market Funds	277,879	—	—	277,879
Total Investments	$5,180,601	$—	$—	$5,180,601

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2019.

At July 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $5,070,176 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$110,513
Gross unrealized depreciation	(88)
Net unrealized appreciation	$110,425

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1	Certification of Principal Executive Officer

99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	September 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer

Date:	September 25, 2019

By:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer

Date:	September 25, 2019